Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 82,289	$ (30,098)	$ (197,024)	$ (134,327)	$ (108,087)
Other comprehensive income (loss):
Foreign currency translation adjustment	7	(56)	141	131	(106)
Available-for-sale short-term investments:
Unrealized gain, net of tax				23
Reclassification to net income, net of tax			(23)
Other comprehensive income (loss)	7	(56)	118	154	(106)
Comprehensive income (loss)	$ 82,296	$ (30,154)	$ (196,906)	$ (134,173)	$ (108,193)